Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Notes, net of discounts (in Dollars)	$ 194,056	$ 187,039	$ 307,126
Convertible notes, related parties, net of discount (in Dollars)	$ 24,041	$ 42,534	$ 0
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	77,610,014	72,784,907	54,729,606
Common stock, shares outstanding	77,610,014	72,784,907	54,729,606